UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 28.5%
	Shares	Value

Austria — 0.0%
ANDRITZ	797	$40,632

Belgium — 0.1%
Anheuser-Busch InBev	526	67,805
Proximus SADP	2,149	67,068

		134,873

Bermuda — 0.3%
Aspen Insurance Holdings	5,870	269,785

Brazil — 0.0%
Banco Santander Brasil	3,700	23,336

Canada — 0.3%
Bank of Montreal	3,349	214,691
Barrick Gold	2,193	47,886
Genworth MI Canada	300	8,012

		270,589

Denmark — 0.2%
AP Moeller - Maersk, Cl A	7	9,148
Carlsberg, Cl B	174	17,273
Danske Bank	1,160	31,521
Genmab *	12	2,175
ISS	421	16,236
Novo Nordisk, Cl B	1,441	82,104
Vestas Wind Systems	321	22,405

		180,862

Finland — 0.2%
Fortum	2,791	46,337
Kone, Cl B	588	29,773
Nokia	4,195	24,107
Nokian Renkaat	402	14,935
Orion, Cl B	283	11,590
UPM-Kymmene	3,536	72,858

		199,600

France — 1.3%
Arkema	343	29,286
Atos	11	1,078

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

France — continued
AXA	3,611	$73,597
BNP Paribas	773	38,332
Bouygues	1,076	31,831
Carrefour	2,695	67,507
Christian Dior	593	107,237
Cie de Saint-Gobain	1,288	54,576
Cie Generale des Etablissements Michelin	211	21,571
Danone	509	39,197
Edenred	1,286	29,165
Electricite de France	4,001	52,358
Engie	7,912	130,251
Eutelsat Communications	693	13,776
Fonciere Des Regions ‡	106	9,971
Imerys	110	7,802
LVMH Moet Hennessy Louis Vuitton	416	71,345
Natixis	5,028	20,715
Orange	9,564	146,381
Safran	264	17,945
Sanofi	374	31,841
Schneider Electric	290	18,973
SES, Cl A	992	21,732
Societe Generale	2,581	88,169
TOTAL	564	26,963
Vivendi	4,393	86,367

		1,237,966

Germany — 1.1%
Allianz	1,535	220,180
BASF	229	17,988
Bayer	1,069	114,997
Bayerische Motoren Werke	679	58,490
Beiersdorf	761	71,459
Daimler	1,775	120,694
Deutsche Boerse	281	23,597
Deutsche Lufthansa	1,163	13,822
Deutsche Post	1,478	44,103
Deutsche Telekom	2,953	50,265
Deutsche Wohnen	339	12,687

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Germany — continued
E.ON	3,655	$39,196
Evonik Industries	2,269	70,724
Fresenius & KGaA	339	25,314
Henkel & KGaA	386	41,904
HUGO BOSS	196	11,625
K+S	649	13,558
MAN	270	28,309
METRO	251	8,076
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	255	42,536
SAP	26	2,279
Siemens	15	1,629
Telefonica Deutschland Holding	5,195	21,199

		1,054,631

Hong Kong — 0.2%
Agricultural Bank of China, Cl H	6,000	2,204
China Telecom, Cl H	366,000	180,207
Chongqing Rural Commercial Bank, Cl H	16,000	8,394
CSPC Pharmaceutical Group	20,000	17,297

		208,102

Ireland — 0.0%
CRH	144	4,423
Paddy Power Betfair	79	9,274

		13,697

Italy — 0.1%
Assicurazioni Generali	1,184	15,593
Enel	9,042	41,629
Eni	2,121	32,439
Prysmian	309	7,227
Snam	6,291	36,398

		133,286

Japan — 12.7%
AEON Financial Service	2,500	58,411
Aeon Mall	2,300	31,332
Air Water	1,000	17,269
Aisin Seiki	1,900	88,357

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Ajinomoto	7,600	$196,526
Alfresa Holdings	2,000	44,455
Alps Electric	2,500	57,333
Amada Holdings	200	2,209
ANA Holdings	21,000	60,570
Asahi Glass	6,000	35,106
Asahi Group Holdings	5,900	202,150
Asahi Kasei	7,000	53,710
Asics	300	5,595
ASKUL	1,000	34,939
Astellas Pharma	900	15,185
Bridgestone	2,600	91,759
Brother Industries	700	8,116
Calsonic Kansei	7,000	55,089
Canon	300	8,629
Capcom	4,300	88,667
Casio Computer	7,600	110,013
Central Japan Railway	700	131,857
Chiba Bank	10,000	48,709
Chubu Electric Power	5,100	75,449
Chugai Pharmaceutical	1,400	53,031
Chugoku Electric Power	3,400	43,085
COMSYS Holdings	2,700	45,434
Concordia Financial Group *	10,300	44,840
CYBERDYNE *	2,000	39,065
Daicel	11,000	125,485
Dai-ichi Life Insurance	4,600	61,132
Daiichi Sankyo	3,200	77,181
Daikin Industries	2,200	194,309
Daito Trust Construction	400	67,389
Daiwa Securities Group	11,000	63,098
Denso	1,500	59,480
Disco	700	72,857
East Japan Railway	2,100	195,212
Eisai	1,400	82,928
Electric Power Development	400	9,295
FamilyMart	2,500	148,479

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
FANUC	400	$67,918
Fast Retailing	200	65,527
FP	1,200	63,155
Fuji Electric	34,000	152,281
Fuji Heavy Industries	8,200	322,663
FUJIFILM Holdings	3,400	124,257
Fujitsu	4,000	16,975
GMO Payment Gateway	500	28,912
GS Yuasa	11,000	45,602
Hino Motors	200	2,135
Hirose Electric	500	62,871
Hitachi	13,000	60,710
Hitachi Chemical	900	19,088
Hitachi Construction Machinery	1,300	21,468
Hitachi Metals	200	2,260
Hitachi Transport System	3,600	71,129
Honda Motor	3,300	91,899
Hoshizaki Electric	300	27,491
Hoya	2,100	75,636
IHI	12,000	34,224
Iida Group Holdings	5,600	112,730
Inpex	9,200	73,629
Isetan Mitsukoshi Holdings	2,400	23,968
Isuzu Motors	9,600	126,921
ITOCHU	13,200	151,683
Iyo Bank	1,500	9,835
J Front Retailing	4,100	48,098
Japan Post Bank	3,500	43,289
Japan Retail Fund Investment ‡	19	46,925
Japan Tobacco	900	35,503
JFE Holdings	1,400	18,612
JTEKT	1,600	22,816
JX Holdings	500	1,901
Kajima	5,000	37,340
Kakaku.com	7,800	163,744
Kansai Electric Power *	900	8,436
Kao	3,700	201,363

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Kawasaki Heavy Industries	16,000	$48,140
KDDI	10,200	314,392
Keisei Electric Railway	4,000	53,001
Keyence	200	142,931
Kobe Steel	3,000	2,646
Koito Manufacturing	2,900	145,518
Konica Minolta	200	1,639
Kose	300	28,167
Kubota	6,200	92,208
Kuraray	2,800	35,894
Kyocera	1,700	81,489
Lawson	400	31,009
M3	1,400	45,416
Mabuchi Motor	900	41,633
Marubeni	14,300	67,439
Mazda Motor	3,600	54,599
Medipal Holdings	1,800	29,849
MEIJI Holdings	700	73,818
Miraca Holdings	100	4,636
MISUMI Group	5,400	100,660
Mitsubishi	1,100	19,173
Mitsubishi Estate	3,000	56,716
Mitsubishi Motors	2,000	9,448
Mitsubishi UFJ Financial Group	69,800	357,088
Mitsui Fudosan	8,000	176,684
Mitsui OSK Lines	1,000	2,166
Mixi	300	10,849
Mizuho Financial Group	71,500	117,094
Morinaga	10,000	66,448
MS&AD Insurance Group Holdings	10,500	309,335
Murata Manufacturing	1,500	188,537
Nabtesco	3,200	86,841
NEC	10,000	27,834
Nexon	2,700	40,751
NHK Spring	200	1,780
Nidec	1,900	175,690
Nihon M&A Center	1,000	61,646

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Nikon	2,400	$34,365
Nippon Steel & Sumitomo Metal	2,600	49,689
Nippon Telegraph & Telephone	4,900	234,399
Nitori Holdings	1,000	124,859
NOK	100	1,941
NTT DOCOMO	1,500	40,420
NTT Urban Development	6,300	68,103
Oji Holdings	4,000	16,857
Ono Pharmaceutical	1,800	65,325
ORIX	400	5,739
Osaka Gas	8,000	32,632
Otsuka	1,800	93,321
Outsourcing	1,400	53,168
Park24	1,200	41,045
Penta-Ocean Construction	13,300	81,858
PeptiDream *	700	39,379
Pola Orbis Holdings	600	59,744
Ricoh	5,200	46,682
Rinnai	600	59,568
Ryohin Keikaku	100	22,473
SCSK	2,500	105,355
Seven & i Holdings	1,200	50,606
Shimadzu	6,000	88,734
Shin-Etsu Chemical	1,500	103,847
Shionogi	2,900	152,056
SMC	300	79,928
SMS	2,700	64,196
SoftBank Group	1,000	55,893
Sony	4,800	154,394
Sumitomo Dainippon Pharma	4,300	81,166
Sumitomo Metal Mining	5,000	60,935
Sumitomo Mitsui Financial Group	800	25,936
Sumitomo Mitsui Trust Holdings	23,000	78,218
Sundrug	1,000	87,519
Suruga Bank	2,800	64,927
Suzuki Motor	2,600	81,235
Taiheiyo Cement	1,000	2,911

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Taisei	12,000	$108,787
Takeda Pharmaceutical	200	8,993
Temp Holdings	5,600	92,204
Tohoku Electric Power	5,200	67,373
Tokio Marine Holdings	2,500	98,986
Tokyu	10,000	83,011
Tomy	10,000	90,655
Topcon	8,800	85,727
Toray Industries	11,000	101,413
Toyobo	25,000	47,778
Toyoda Gosei	1,300	28,756
Toyota Motor	5,700	329,257
Yamaha	3,500	98,241

		12,240,497

Luxembourg — 0.1%
RTL Group	780	66,328

Malaysia — 0.2%
Berjaya Sports Toto	211,400	170,346

Netherlands — 0.5%
Akzo Nobel	1,176	76,204
ASML Holding	529	58,516
Boskalis Westminster	1,038	38,134
Heineken Holding	872	73,079
Koninklijke Ahold Delhaize	6,179	147,557
Randstad Holding	187	8,045
RELX	1,478	26,728
Unilever	29	1,343

		429,606

Norway — 0.2%
DNB	2,502	27,534
Orkla	5,908	54,829
Statoil	3,954	62,235

		144,598

Portugal — 0.1%
EDP - Energias de Portugal	11,722	40,207

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Portugal — continued
Galp Energia SGPS	107	$1,461

		41,668

Puerto Rico — 0.0%
Popular	1,210	40,765

South Africa — 0.0%
Barclays Africa Group	3,298	36,467
Brait *	108	971

		37,438

South Korea — 0.1%
Hanwha Life Insurance	18,226	93,883
KT	22	624

		94,507

Spain — 0.5%
Abertis Infraestructuras	3,558	55,969
Amadeus IT Holding, Cl A	549	25,776
Banco Bilbao Vizcaya Argentaria	15,588	91,059
Banco de Sabadell	7,604	10,397
Enagas	1,706	52,013
Endesa	9,774	205,379
Telefonica	7,086	69,462

		510,055

Sweden — 0.3%
Atlas Copco, Cl B	538	13,763
Atlas Copco, Cl A	1,851	51,981
Hexagon, Cl B	701	27,648
ICA Gruppen	537	17,967
Kinnevik	1,476	37,637
Millicom International Cellular	17	908
Nordea Bank	9,446	84,173
Skandinaviska Enskilda Banken, Cl A	1,860	16,313
Svenska Cellulosa SCA, Cl B	42	1,249
Swedbank, Cl A	527	11,073
Swedish Match	905	33,008
Telefonaktiebolaget LM Ericsson, Cl B	474	3,534

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Sweden — continued
Telia	3,496	$15,954

		315,208

Switzerland — 1.0%
ABB	4,891	103,956
Actelion	161	28,555
Baloise Holding	6	676
Coca-Cola HBC	3,104	64,126
EMS-Chemie Holding	53	29,010
Galenica	9	11,608
Lonza Group	402	75,779
Nestle	2,963	237,542
Novartis	1,178	97,599
Pargesa Holding	327	22,774
Partners Group Holding	54	24,710
Roche Holding	729	186,162
Swiss Re	1,020	85,614
TE Connectivity	600	36,168

		1,004,279

Taiwan — 0.1%
Cheng Shin Rubber Industry	8,000	16,690
Chicony Electronics	11,055	27,323
Chunghwa Telecom	3,000	10,666
Hon Hai Precision Industry	22,000	60,578

		115,257

United Kingdom — 2.1%
3i Group	2,020	16,495
Aberdeen Asset Management	12,886	54,316
Admiral Group	1,529	43,790
Aggreko	437	7,438
Anglo American	771	8,474
ARM Holdings	1,356	30,006
AstraZeneca	336	22,447
Aviva	2,033	10,523
BAE Systems	4,890	34,559
Barratt Developments	4,562	26,414
Berkeley Group Holdings	1,268	45,024

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United Kingdom — continued
BHP Billiton	4,693	$58,675
BP	19,975	112,842
British American Tobacco	2,585	165,052
BT Group, Cl A	8,382	45,854
Carnival	1,797	86,615
Cobham	3,071	6,954
Compass Group	3,051	57,983
DCC	19	1,696
Diageo	610	17,446
Direct Line Insurance Group	12,290	56,960
easyJet	40	551
GKN	124	475
GlaxoSmithKline	7,101	158,636
Hargreaves Lansdown	1,345	23,123
HSBC Holdings	24,812	162,578
Imperial Brands	532	28,047
Investec	987	5,872
ITV	16,029	41,579
Johnson Matthey	55	2,385
Kingfisher	4,862	21,640
Legal & General Group	19,560	53,249
Lloyds Banking Group	76,914	54,102
Marks & Spencer Group	2,044	8,637
Mediclinic International	734	10,433
Mondi	1,785	36,144
Pearson	592	6,911
Persimmon	2,930	65,418
Petrofac	312	3,078
Provident Financial	503	18,034
RELX	1,287	24,442
Rio Tinto	1,543	50,266
Rolls-Royce Holdings	68	712
Royal Dutch Shell, Cl A	5,504	141,606
Royal Dutch Shell, Cl B	1,561	41,359
Royal Mail	4,634	31,247
Shire	485	31,266
SSE	694	13,924

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United Kingdom — continued
Unilever	475	$22,213
Vodafone Group	11,312	34,366
William Hill	9,151	38,743
Wm Morrison Supermarkets	920	2,262

		2,042,861

United States — 6.8%
3M	218	38,882
Adobe Systems *	295	28,869
AES	3,368	41,595
Aetna	258	29,724
Aflac	680	49,151
Alaska Air Group	2,500	168,050
Alphabet, Cl C *	39	29,983
American Express	3,688	237,728
American Financial Group	554	40,497
Amgen	243	41,803
AmTrust Financial Services	1,130	26,973
Anthem	1,207	158,528
Archer-Daniels-Midland	6,607	297,843
Arista Networks *	1,000	71,270
AT&T	1,436	62,164
AvalonBay Communities ‡	29	5,384
Avery Dennison	13	1,013
Bank of America	1,313	19,025
Bemis	41	2,093
Berkshire Hathaway, Cl B *	639	92,188
Best Buy	77	2,587
Boeing	408	54,533
Boston Properties ‡	279	39,654
Brixmor Property Group ‡	1,489	42,288
BWX Technologies	6,500	239,264
Cardinal Health	413	34,527
Carnival	1,248	58,307
Carter’s	100	10,125
CenturyLink	1,268	39,866
Chevron	343	35,151
Cigna	157	20,247

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Cisco Systems	3,225	$98,460
Citigroup	2,011	88,102
Citrix Systems *	313	27,898
Clorox	351	46,006
Cognizant Technology Solutions, Cl A *	348	20,007
Consolidated Edison	26	2,082
Cummins	105	12,891
Darden Restaurants	190	11,696
Deere	569	44,217
Delta Air Lines	426	16,508
Diamond Offshore Drilling	1,501	34,102
Dover	605	43,215
Dow Chemical	1,215	65,209
Dr Pepper Snapple Group	122	12,018
E*TRADE Financial *	343	8,602
East West Bancorp	909	31,106
EI du Pont de Nemours	347	24,002
Emerson Electric	941	52,602
Endurance Specialty Holdings	602	40,713
Entergy	33	2,686
Equity Residential ‡	640	43,514
Essex Property Trust ‡	9	2,105
Exelon	1,375	51,260
Express Scripts Holding *	20	1,521
Exxon Mobil	1,157	102,914
F5 Networks *	182	22,462
Facebook, Cl A *	1,000	123,940
First Republic Bank	568	40,709
FirstEnergy	992	34,641
Ford Motor	4,418	55,932
General Dynamics	1,293	189,929
General Electric	2,393	74,519
HCA Holdings *	508	39,182
Herbalife *	700	47,607
Hologic *	949	36,527
Home Depot	152	21,012
HP	18,321	256,677

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Illinois Tool Works	288	$33,235
Intel	560	19,522
International Paper	61	2,794
Intuitive Surgical *	57	39,659
Johnson & Johnson	607	76,015
JPMorgan Chase	2,014	128,835
Kimberly-Clark	248	32,128
Laredo Petroleum *	1,632	16,353
Lear	552	62,624
Leidos Holdings	300	15,003
LyondellBasell Industries, Cl A	2,982	224,425
Medtronic	94	8,237
Memorial Resource Development *	2,411	36,117
Merck	1,406	82,476
MGM Resorts International *	2,211	53,020
Microsoft	648	36,728
Mondelez International, Cl A	1,407	61,880
Nasdaq	196	13,869
Northrop Grumman	24	5,199
Nucor	882	47,310
Omnicom Group	30	2,469
ONEOK	805	36,056
Oracle	64	2,627
O’Reilly Automotive *	154	44,758
Pfizer	1,041	38,402
Philip Morris International	149	14,939
Pilgrim’s Pride	1,218	28,319
PPG Industries	235	24,607
Procter & Gamble	586	50,156
Progressive	1,306	42,458
Public Service Enterprise Group	471	21,671
Public Storage ‡	20	4,778
Questar	801	20,161
Quintiles Transnational Holdings *	204	15,839
Raymond James Financial	775	42,548
Regions Financial	327	2,999
Rowan, Cl A	611	9,312

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value

United States — continued
Schlumberger	36	$2,899
Southwest Airlines	107	3,960
Spirit AeroSystems Holdings, Cl A *	2,500	108,450
Steel Dynamics	8,900	238,698
SunTrust Banks	175	7,401
Target	1,371	103,277
Tesoro	797	60,691
Texas Instruments	620	43,245
Transocean	1,044	11,474
Travelers	99	11,506
UGI	569	25,753
United Continental Holdings *	2,060	96,593
United Technologies	454	48,873
Unum Group	224	7,484
Valero Energy	1,360	71,100
VeriSign *	689	59,674
Verizon Communications	853	47,265
Wal-Mart Stores	1,087	79,318
Walt Disney	388	37,228
WellCare Health Plans *	1,000	106,800
Wells Fargo	904	43,365
Western Union	1,957	39,140
World Fuel Services	850	40,460
WPX Energy *	2,409	24,066

		6,562,133

TOTAL COMMON STOCK (Cost $26,412,355)		27,582,905

CORPORATE OBLIGATIONS — 15.8%
Consumer Discretionary — 2.3%
Albertsons Callable 06/15/2019 @ $105 6.625%, 06/15/2024 (A)	$50,000	53,125
American Honda Finance MTN 1.200%, 07/14/2017	102,000	102,311
1.200%, 07/12/2019	31,000	31,021
Anheuser-Busch InBev Finance 1.900%, 02/01/2019	18,000	18,290

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Consumer Discretionary — continued
Anheuser-Busch InBev Finance Callable 08/01/2035 @ $100 4.700%, 02/01/2036	$52,000	$60,274
Callable 12/01/2022 @ $100 3.300%, 02/01/2023	17,000	17,925
Callable 01/01/2021 @ $100 2.650%, 02/01/2021	147,000	152,271
Anheuser-Busch InBev Worldwide 1.375%, 07/15/2017	59,000	59,174
BMW US Capital 1.500%, 04/11/2019 (A)	20,000	20,123
Cable One Callable 06/15/2018 @ $103 5.750%, 06/15/2022 (A)	50,000	52,250
Caesars Entertainment Resort Properties Callable 10/01/2016 @ $104 8.000%, 10/01/2020	50,000	50,500
Caesars Growth Properties Holdings Callable 05/01/2017 @ $107 9.375%, 05/01/2022	6,000	5,955
CCO Holdings Callable 02/15/2021 @ $103 5.750%, 02/15/2026 (A)	75,000	79,124
Cengage Learning Callable 06/15/2019 @ $107 9.500%, 06/15/2024 (A)	22,000	23,018
Charter Communications Operating Callable 04/23/2045 @ $100 6.484%, 10/23/2045 (A)	10,000	11,997
Callable 04/23/2035 @ $100 6.384%, 10/23/2035 (A)	52,000	61,195
Callable 04/23/2025 @ $100 4.908%, 07/23/2025 (A)	24,000	26,500
Callable 06/23/2020 @ $100 3.579%, 07/23/2020 (A)	8,000	8,422
Clear Channel Worldwide Holdings Callable 11/15/2017 @ $103 6.500%, 11/15/2022	40,000	39,800
Comcast Callable 01/15/2046 @ $100 3.400%, 07/15/2046	17,000	16,732
Callable 01/15/2036 @ $100 3.200%, 07/15/2036	17,000	16,936
Callable 10/15/2026 @ $100 2.350%, 01/15/2027	17,000	17,021
Conn’s Callable 07/15/2017 @ $105 7.250%, 07/15/2022	60,000	43,710

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Consumer Discretionary — continued
Diageo Capital 5.750%, 10/23/2017	$31,000	$32,705
1.500%, 05/11/2017	9,000	9,037
DISH DBS 7.750%, 07/01/2026 (A)	48,000	49,770
Dollar General 4.125%, 07/15/2017	118,000	121,098
Downstream Development Authority of the Quapaw Tribe of Oklahoma Callable 09/06/2016 @ $104 10.500%, 07/01/2019 (A)	30,000	31,050
ESH Hospitality Callable 05/01/2020 @ $103 5.250%, 05/01/2025 (A)	25,000	24,875
GameStop Callable 10/01/2016 @ $104 5.500%, 10/01/2019 (A)	25,000	25,375
Garda World Security Callable 11/15/2016 @ $105 7.250%, 11/15/2021 (A)	50,000	43,000
Golden Nugget Escrow Callable 12/01/2017 @ $104 8.500%, 12/01/2021 (A)	20,000	20,750
Home Depot Callable 03/01/2021 @ $100 2.000%, 04/01/2021	4,000	4,116
Hyundai Capital America MTN 2.400%, 10/30/2018 (A)	51,000	51,711
Interpublic Group of 4.200%, 04/15/2024	30,000	32,656
Interval Acquisition Callable 04/15/2018 @ $104 5.625%, 04/15/2023	65,000	66,949
K Hovnanian Enterprises Callable 09/06/2016 @ $105 7.250%, 10/15/2020 (A)	9,000	8,213
Lee Enterprises Callable 03/15/2018 @ $105 9.500%, 03/15/2022 (A)	25,000	25,250
Mattamy Group Callable 09/06/2016 @ $105 6.500%, 11/15/2020 (A)	40,000	39,550
McClatchy Callable 12/15/2017 @ $105 9.000%, 12/15/2022	17,000	17,340
McDonald’s MTN Callable 06/09/2035 @ $100 4.700%, 12/09/2035	9,000	10,423

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Consumer Discretionary — continued
Murphy Oil USA Callable 08/15/2018 @ $103 6.000%, 08/15/2023	$50,000	$52,626
Netflix 5.875%, 02/15/2025	50,000	53,500
Newell Brands Callable 10/01/2035 @ $100 5.375%, 04/01/2036	11,000	13,252
Callable 01/01/2026 @ $100 4.200%, 04/01/2026	13,000	14,203
Omnicom Group Callable 01/15/2026 @ $100 3.600%, 04/15/2026	22,000	23,438
O’Reilly Automotive Callable 12/15/2025 @ $100 3.550%, 03/15/2026	11,000	11,778
PF Chang’s China Bistro Callable 09/06/2016 @ $105 10.250%, 06/30/2020 (A)	47,000	44,180
Royal Caribbean Cruises 5.250%, 11/15/2022	50,000	53,750
Scientific Games International Callable 12/01/2018 @ $105 10.000%, 12/01/2022	50,000	44,438
Sirius XM Radio Callable 07/15/2021 @ $103 5.375%, 07/15/2026 (A)	45,000	46,013
Time Warner Callable 01/15/2045 @ $100 4.850%, 07/15/2045	18,000	20,812
Toyota Motor Credit MTN 2.000%, 10/24/2018	16,000	16,315
1.700%, 02/19/2019	128,000	129,812
Under Armour Callable 03/15/2026 @ $100 3.250%, 06/15/2026	12,000	12,216
Walt Disney 1.650%, 01/08/2019	63,000	64,060
1.500%, 09/17/2018	23,000	23,285
Whirlpool Callable 12/01/2045 @ $100 4.500%, 06/01/2046	16,000	17,709

		2,222,929

Consumer Staples — 0.5%
Costco Wholesale 2.250%, 02/15/2022	113,000	116,903

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Consumer Staples — continued
CVS Health Callable 03/01/2026 @ $100 2.875%, 06/01/2026	$26,000	$26,798
CVS Pass-Through Trust 5.926%, 01/10/2034 (A)	42,519	48,849
Estee Lauder Callable 12/15/2044 @ $100 4.375%, 06/15/2045	9,000	10,713
JBS USA Callable 07/15/2019 @ $103 5.875%, 07/15/2024 (A)	33,000	32,835
Kimberly-Clark 1.850%, 03/01/2020	6,000	6,147
Kraft Heinz Foods Callable 02/15/2020 @ $102 4.875%, 02/15/2025 (A)	34,000	37,530
Callable 12/01/2045 @ $100 4.375%, 06/01/2046 (A)	18,000	19,582
Molson Coors Brewing Callable 01/15/2046 @ $100 4.200%, 07/15/2046	16,000	16,859
Callable 04/15/2026 @ $100 3.000%, 07/15/2026	10,000	10,213
Opal Acquisition Callable 12/15/2016 @ $107 8.875%, 12/15/2021 (A)	50,000	40,500
Post Holdings Callable 08/15/2021 @ $103 5.000%, 08/15/2026 (A)	25,000	24,922
Walgreens Boots Alliance Callable 12/01/2045 @ $100 4.650%, 06/01/2046	8,000	8,995
Callable 03/01/2026 @ $100 3.450%, 06/01/2026	116,000	121,485

		522,331

Energy — 1.6%
Anadarko Finance 7.500%, 05/01/2031	8,000	9,738
Anadarko Petroleum 6.450%, 09/15/2036	81,000	90,492
BP Capital Markets Callable 02/04/2026 @ $100 3.119%, 05/04/2026	64,000	65,308
BP Capital Markets 3.245%, 05/06/2022	23,000	24,273
1.676%, 05/03/2019	18,000	18,176

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Energy — continued
Bristow Group Callable 10/15/2017 @ $103 6.250%, 10/15/2022	$25,000	$17,750
Calumet Specialty Products Partners Callable 04/15/2017 @ $103 6.500%, 04/15/2021	35,000	25,638
Carrizo Oil & Gas Callable 04/15/2018 @ $105 6.250%, 04/15/2023	25,000	23,688
Chevron 1.365%, 03/02/2018	37,000	37,183
Chevron Callable 09/05/2022 @ $100 2.355%, 12/05/2022	57,000	58,125
Columbia Pipeline Group 2.450%, 06/01/2018	8,000	8,059
ConocoPhillips 1.500%, 05/15/2018	11,000	11,002
Denbury Resources Callable 12/15/2018 @ $109 9.000%, 05/15/2021 (A)	20,000	20,000
Callable 05/01/2017 @ $104 5.500%, 05/01/2022	16,000	10,160
Electricite de France Callable 04/13/2045 @ $100 4.950%, 10/13/2045 (A)	38,000	43,461
Callable 07/13/2025 @ $100 3.625%, 10/13/2025 (A)	12,000	12,530
Callable 09/13/2020 @ $100 2.350%, 10/13/2020 (A)	71,000	73,018
Energy Transfer Equity 7.500%, 10/15/2020	50,000	53,875
Energy Transfer Partners Callable 12/01/2040 @ $100 6.050%, 06/01/2041	10,000	10,072
Callable 09/15/2044 @ $100 5.150%, 03/15/2045	18,000	16,747
Callable 09/15/2034 @ $100 4.900%, 03/15/2035	18,000	16,857
EnLink Midstream Partners Callable 04/15/2026 @ $100 4.850%, 07/15/2026	21,000	20,412
Enterprise Products Operating Callable 09/15/2043 @ $100 4.850%, 03/15/2044	39,000	40,927
Callable 11/15/2026 @ $100 3.950%, 02/15/2027	14,000	14,751

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Energy — continued
Exxon Mobil 1.305%, 03/06/2018	$53,000	$53,308
Genesis Energy Callable 06/15/2019 @ $103 5.625%, 06/15/2024	100,000	95,499
Hess 7.875%, 10/01/2029	8,000	9,578
5.600%, 02/15/2041	6,000	5,815
Hilcorp Energy I Callable 06/01/2019 @ $103 5.000%, 12/01/2024 (A)	50,000	46,500
Holly Energy Partners Callable 08/01/2019 @ $105 6.000%, 08/01/2024 (A)	21,000	21,263
Kinder Morgan Callable 01/15/2021 @ $100 5.000%, 02/15/2021 (A)	16,000	17,172
Kinder Morgan Energy Partners 6.500%, 04/01/2020	49,000	54,858
5.625%, 09/01/2041	9,000	8,930
Laredo Petroleum Callable 05/01/2017 @ $104 7.375%, 05/01/2022	16,000	15,560
MEG Energy Callable 07/30/2017 @ $103 6.375%, 01/30/2023 (A)	50,000	35,250
Noble Energy Callable 05/15/2044 @ $100 5.050%, 11/15/2044	23,000	22,812
Callable 08/15/2024 @ $100 3.900%, 11/15/2024	22,000	22,518
Occidental Petroleum Callable 10/15/2045 @ $100 4.400%, 04/15/2046	17,000	18,621
Oglethorpe Power Callable 10/01/2045 @ $100 4.250%, 04/01/2046	11,000	11,903
PBF Holding Callable 11/15/2018 @ $105 7.000%, 11/15/2023 (A)	30,000	28,650
Petroleos Mexicanos 5.500%, 06/27/2044	40,000	36,196
Plains All American Pipeline Callable 07/15/2023 @ $100 3.850%, 10/15/2023	11,000	10,766
Callable 08/01/2024 @ $100 3.600%, 11/01/2024	11,000	10,545

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Energy — continued
Rose Rock Midstream Callable 07/15/2017 @ $104 5.625%, 07/15/2022	$50,000	$44,875
Shell International Finance BV
4.000%, 05/10/2046	19,000	19,544
2.875%, 05/10/2026	9,000	9,177
2.250%, 11/10/2020	28,000	28,833
2.125%, 05/11/2020	23,000	23,560
1.250%, 11/10/2017	22,000	22,054
Summit Midstream Holdings Callable 08/15/2017 @ $104 5.500%, 08/15/2022	20,000	18,450
Tesoro Logistics Callable 10/15/2016 @ $105 6.125%, 10/15/2021	76,000	79,048
Transcanada Trust Callable 05/20/2025 @ $100 5.625%, 05/20/2075 (B)	19,000	18,383
Western Gas Partners Callable 04/01/2026 @ $100 4.650%, 07/01/2026	21,000	21,234
WPX Energy Callable 07/01/2020 @ $100 7.500%, 08/01/2020	25,000	24,625

		1,557,769

Financials — 4.9%
Ally Financial Callable 10/20/2025 @ $100 5.750%, 11/20/2025	95,000	98,918
American Express Credit MTN Callable 04/04/2021 @ $100 2.250%, 05/05/2021	62,000	63,318
American International Group Callable 07/15/2034 @ $100 3.875%, 01/15/2035	11,000	10,732
Callable 02/01/2021 @ $100 3.300%, 03/01/2021	36,000	37,747
American Tower Callable 07/15/2026 @ $100 3.375%, 10/15/2026	18,000	18,594
Assurant 6.750%, 02/15/2034	92,000	117,396
Bank of America MTN 4.250%, 10/22/2026	62,000	65,342
3.950%, 04/21/2025	30,000	31,080
2.625%, 10/19/2020	16,000	16,355
2.600%, 01/15/2019	79,000	80,851

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Financials — continued
BankUnited Callable 08/17/2025 @ $100 4.875%, 11/17/2025	$49,000	$50,933
Barclays Callable 12/15/2018 @ $100 8.250%, 12/29/2049 (B)	250,000	254,375
BNP Paribas Callable 03/30/2021 @ $100 7.625%, 12/29/2049 (A)(B)	200,000	207,800
Capital One Financial Callable 06/28/2026 @ $100 3.750%, 07/28/2026	14,000	14,094
Citigroup 6.000%, 10/31/2033	13,000	15,419
4.600%, 03/09/2026	14,000	15,056
4.450%, 09/29/2027	35,000	36,701
4.400%, 06/10/2025	97,000	103,116
Credit Acceptance Callable 03/15/2018 @ $106 7.375%, 03/15/2023	75,000	75,000
Credit Agricole Callable 12/23/2025 @ $100 8.125%, 12/31/2049 (A)(B)	250,000	262,499
Credit Agricole 4.375%, 03/17/2025 (A)	200,000	204,094
Credit Suisse Group Callable 12/11/2023 @ $100 7.500%, 12/11/2048 (A)(B)	200,000	207,000
Deutsche Bank MTN 3.375%, 05/12/2021	11,000	10,989
Discover Financial Services Callable 12/04/2024 @ $100 3.750%, 03/04/2025	32,000	32,730
DuPont Fabros Technology Callable 06/15/2018 @ $104 5.625%, 06/15/2023	15,000	15,694
Enova International Callable 06/01/2017 @ $107 9.750%, 06/01/2021	50,000	42,000
Essex Portfolio Callable 01/15/2026 @ $100 3.375%, 04/15/2026	8,000	8,272
Federal Realty Investment Trust Callable 02/01/2046 @ $100 3.625%, 08/01/2046	3,000	3,017
Fifth Third Bancorp Callable 09/30/2019 @ $100 4.900%, 12/29/2049 (B)	81,000	74,808

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Financials — continued
First Horizon National Callable 11/15/2020 @ $100 3.500%, 12/15/2020	$71,000	$72,028
First Niagara Financial Group 7.250%, 12/15/2021	48,000	57,909
6.750%, 03/19/2020	156,000	177,403
Goldman Sachs Group Callable 04/21/2045 @ $100 4.750%, 10/21/2045	16,000	18,220
Goldman Sachs Group 6.750%, 10/01/2037	65,000	83,335
6.125%, 02/15/2033	29,000	36,866
5.150%, 05/22/2045	9,000	9,868
4.250%, 10/21/2025	37,000	39,092
Greystar Real Estate Partners Callable 12/01/2017 @ $106 8.250%, 12/01/2022 (A)	38,000	40,351
Harland Clarke Holdings Callable 03/01/2017 @ $103 6.875%, 03/01/2020 (A)	60,000	57,675
Intesa Sanpaolo MTN Callable 09/17/2025 @ $100 7.700%, 12/29/2049 (A)(B)	200,000	181,500
iStar Callable 07/01/2018 @ $103 6.500%, 07/01/2021	28,000	27,825
Jackson National Life Global Funding 3.050%, 04/29/2026 (A)	81,000	83,009
JPMorgan Chase 4.950%, 06/01/2045	1,000	1,147
JPMorgan Chase Callable 04/30/2024 @ $100 6.125%, 12/29/2049 (B)	13,000	13,845
Callable 03/18/2023 @ $100 2.700%, 05/18/2023	83,000	84,278
Callable 02/01/2021 @ $100 2.550%, 03/01/2021	109,000	111,633
Kennedy-Wilson Callable 04/01/2019 @ $103 5.875%, 04/01/2024	50,000	50,500
Massachusetts Mutual Life Insurance 4.500%, 04/15/2065 (A)	25,000	24,422
MetLife Callable 11/13/2045 @ $100 4.600%, 05/13/2046	53,000	58,453

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Financials — continued
Morgan Stanley MTN 5.000%, 11/24/2025	$29,000	$32,231
4.750%, 03/22/2017	52,000	53,183
4.100%, 05/22/2023	112,000	118,261
3.125%, 07/27/2026	15,000	15,107
2.800%, 06/16/2020	16,000	16,477
National Rural Utilities Cooperative Finance 1.100%, 01/27/2017	48,000	48,082
0.950%, 04/24/2017	11,000	10,998
National Rural Utilities Cooperative Finance Callable 04/30/2023 @ $100 4.750%, 04/30/2043 (B)	53,000	53,162
Navient MTN 5.625%, 08/01/2033	50,000	38,875
New York Life Global Funding 2.100%, 01/02/2019 (A)	115,000	117,258
Omega Healthcare Investors Callable 10/15/2025 @ $100 5.250%, 01/15/2026	14,000	14,828
Callable 01/01/2024 @ $100 4.950%, 04/01/2024	34,000	35,338
Callable 01/01/2027 @ $100 4.500%, 04/01/2027	40,000	39,870
Pacific LifeCorp 6.000%, 02/10/2020 (A)	30,000	33,600
Principal Life Global Funding II 3.000%, 04/18/2026 (A)	8,000	8,272
Prudential Financial Callable 06/15/2023 @ $100 5.625%, 06/15/2043 (B)	63,000	67,457
Callable 05/15/2025 @ $100 5.375%, 05/15/2045 (B)	13,000	13,504
Quicken Loans Callable 05/01/2020 @ $103 5.750%, 05/01/2025 (A)	50,000	49,563
Regions Financial Callable 01/08/2021 @ $100 3.200%, 02/08/2021	22,000	22,730
Royal Bank of Canada MTN 4.650%, 01/27/2026	25,000	27,495
Royal Bank of Scotland Group Callable 08/10/2025 @ $100 8.000%, 12/29/2049 (B)	200,000	198,750
SunTrust Banks Callable 02/03/2021 @ $100 2.900%, 03/03/2021	5,000	5,218

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Financials — continued
TD Ameritrade Holding Callable 02/01/2022 @ $100 2.950%, 04/01/2022	$15,000	$15,646
Toronto-Dominion Bank MTN 1.800%, 07/13/2021	60,000	60,058
Unum Group 5.750%, 08/15/2042	10,000	11,382
Wells Fargo MTN 4.900%, 11/17/2045	6,000	6,800
4.400%, 06/14/2046	32,000	33,926
4.300%, 07/22/2027	43,000	47,082
Wells Fargo Capital X 5.950%, 12/15/2036	18,000	19,755
XLIT 5.500%, 03/31/2045	28,000	28,050
4.450%, 03/31/2025	43,000	43,614

		4,689,861

Health Care — 0.8%
Baxalta Callable 04/23/2022 @ $100 3.600%, 06/23/2022	23,000	23,984
CTR Partnership Callable 06/01/2017 @ $103 5.875%, 06/01/2021	50,000	51,250
Endo Finance Callable 09/06/2016 @ $104 7.250%, 01/15/2022 (A)	50,000	46,240
Express Scripts Holding Callable 01/15/2046 @ $100 4.800%, 07/15/2046	29,000	30,916
Callable 11/25/2025 @ $100 4.500%, 02/25/2026	22,000	24,478
Callable 05/15/2023 @ $100 3.000%, 07/15/2023	13,000	13,220
Forest Laboratories 4.875%, 02/15/2021 (A)	48,000	53,658
HCA Callable 12/15/2025 @ $100 5.250%, 06/15/2026	70,000	74,200
IASIS Healthcare Callable 09/06/2016 @ $102 8.375%, 05/15/2019	50,000	48,000
Johnson & Johnson Callable 09/01/2045 @ $100 3.700%, 03/01/2046	36,000	41,697
Laboratory Corp of America Holdings 3.200%, 02/01/2022	14,000	14,493

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Health Care — continued
Laboratory Corp of America Holdings Callable 08/01/2044 @ $100 4.700%, 02/01/2045	$12,000	$13,168
Callable 11/01/2024 @ $100 3.600%, 02/01/2025	29,000	30,582
MPH Acquisition Holdings Callable 06/01/2019 @ $105 7.125%, 06/01/2024 (A)	10,000	10,669
Quest Diagnostics Callable 03/01/2026 @ $100 3.450%, 06/01/2026	17,000	17,726
RegionalCare Hospital Partners Holdings Callable 05/01/2019 @ $106 8.250%, 05/01/2023 (A)	40,000	41,650
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046	21,000	21,624
3.150%, 10/01/2026	27,000	27,592
2.800%, 07/21/2023	24,000	24,416
UnitedHealth Group 3.350%, 07/15/2022	16,000	17,204
2.125%, 03/15/2021	88,000	90,200
1.400%, 12/15/2017	85,000	85,553

		802,520

Industrials — 1.4%
Amcor Finance USA Callable 01/28/2026 @ $100 3.625%, 04/28/2026 (A)	30,000	31,378
ATS Automation Tooling Systems Callable 06/15/2018 @ $105 6.500%, 06/15/2023 (A)	75,000	76,500
Avis Budget Car Rental Callable 03/15/2020 @ $103 5.250%, 03/15/2025 (A)	14,000	13,195
BAE Systems Holdings 4.750%, 10/07/2044 (A)	20,000	22,369
3.800%, 10/07/2024 (A)	31,000	32,877
Baytex Energy Callable 06/01/2019 @ $103 5.625%, 06/01/2024 (A)	50,000	39,500
Boeing 2.350%, 10/30/2021	19,000	19,793
0.950%, 05/15/2018	70,000	70,096
Burlington Northern Santa Fe Callable 02/01/2046 @ $100 3.900%, 08/01/2046	11,000	12,143

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Industrials — continued
Clean Harbors Callable 12/01/2016 @ $103 5.125%, 06/01/2021	$43,000	$43,914
Danaher Callable 03/15/2045 @ $100 4.375%, 09/15/2045	17,000	20,635
EnerSys Callable 01/30/2023 @ $100 5.000%, 04/30/2023 (A)	50,000	49,750
Fortive Callable 12/15/2045 @ $100 4.300%, 06/15/2046 (A)	12,000	13,457
Callable 03/15/2026 @ $100 3.150%, 06/15/2026 (A)	76,000	80,405
Gates Global Callable 07/15/2017 @ $103 6.000%, 07/15/2022 (A)	40,000	36,400
General Cable Callable 10/01/2017 @ $103 5.750%, 10/01/2022	20,000	18,800
General Electric MTN Callable 04/13/2017 @ $100 1.250%, 05/15/2017	142,000	142,376
General Electric MTN 5.875%, 01/14/2038	43,000	59,161
2.700%, 10/09/2022	38,000	39,954
Great Lakes Dredge & Dock Callable 09/06/2016 @ $102 7.375%, 02/01/2019	50,000	48,500
Herc Rentals Callable 06/01/2019 @ $104 7.500%, 06/01/2022 (A)	7,000	7,088
Ingersoll-Rand Global Holding 5.750%, 06/15/2043	64,000	81,155
Ingersoll-Rand Luxembourg Finance Callable 05/01/2044 @ $100 4.650%, 11/01/2044	14,000	15,602
International Lease Finance 5.875%, 08/15/2022	21,000	23,940
John Deere Capital MTN 1.550%, 12/15/2017	69,000	69,662
1.125%, 06/12/2017	63,000	63,112
Moog Callable 12/01/2017 @ $104 5.250%, 12/01/2022 (A)	25,000	25,750
Penske Truck Leasing Lp Callable 12/01/2021 @ $100 3.375%, 02/01/2022 (A)	18,000	18,504

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Industrials — continued
Quad 7.000%, 05/01/2022	$50,000	$47,250
Republic Services Callable 04/01/2026 @ $100 2.900%, 07/01/2026	8,000	8,210
Spirit AeroSystems Callable 03/15/2026 @ $100 3.850%, 06/15/2026	6,000	6,341
Textron Callable 12/15/2025 @ $100 4.000%, 03/15/2026	6,000	6,406
Triumph Group Callable 06/01/2017 @ $104 5.250%, 06/01/2022	25,000	23,812
Valmont Industries Callable 04/01/2054 @ $100 5.250%, 10/01/2054	8,000	7,583
WESCO Distribution Callable 06/15/2019 @ $104 5.375%, 06/15/2024 (A)	26,000	26,715
WW Grainger Callable 11/15/2045 @ $100 3.750%, 05/15/2046	12,000	12,775

		1,315,108

Information Technology — 1.5%
Amkor Technology Callable 10/01/2016 @ $105 6.375%, 10/01/2022	9,000	9,122
Apple 2.850%, 05/06/2021	25,000	26,432
Apple Callable 08/23/2035 @ $100 4.500%, 02/23/2036	12,000	13,573
Callable 02/04/2046 @ $100 3.850%, 08/04/2046	16,000	16,059
Callable 12/23/2022 @ $100 2.850%, 02/23/2023	79,000	83,397
Callable 05/04/2026 @ $100 2.450%, 08/04/2026	21,000	21,038
Automatic Data Processing Callable 08/15/2020 @ $100 2.250%, 09/15/2020	10,000	10,425
Avnet Callable 01/15/2026 @ $100 4.625%, 04/15/2026	11,000	11,487

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Information Technology — continued
Belden Callable 07/15/2019 @ $103 5.250%, 07/15/2024 (A)	$50,000	$49,999
Broadridge Financial Solutions Callable 03/27/2026 @ $100 3.400%, 06/27/2026	24,000	24,714
Cisco Systems 2.200%, 02/28/2021	28,000	28,881
2.125%, 03/01/2019	57,000	58,550
1.400%, 02/28/2018	30,000	30,232
Corning 1.500%, 05/08/2018	16,000	16,024
Diamond 1 Finance Callable 01/15/2046 @ $100 8.350%, 07/15/2046 (A)	108,000	123,336
Callable 01/15/2036 @ $100 8.100%, 07/15/2036 (A)	30,000	34,183
Callable 06/15/2019 @ $105 7.125%, 06/15/2024 (A)	52,000	55,951
Callable 03/15/2026 @ $100 6.020%, 06/15/2026 (A)	38,000	40,710
Diebold Callable 04/15/2019 @ $106 8.500%, 04/15/2024 (A)	37,000	37,046
Fidelity National Information Services Callable 07/15/2025 @ $100 5.000%, 10/15/2025	18,000	20,831
FLIR Systems Callable 05/15/2021 @ $100 3.125%, 06/15/2021	29,000	30,104
Harris Callable 10/27/2044 @ $100 5.054%, 04/27/2045	25,000	29,621
Callable 10/27/2034 @ $100 4.854%, 04/27/2035	31,000	34,637
Hewlett Packard Enterprise Callable 04/15/2045 @ $100 6.350%, 10/15/2045 (A)	10,000	10,078
Callable 04/15/2035 @ $100 6.200%, 10/15/2035 (A)	30,000	30,699
Callable 07/15/2025 @ $100 4.900%, 10/15/2025 (A)	24,000	25,738
Hughes Satellite Systems 7.625%, 06/15/2021	50,000	53,500
Intel 1.350%, 12/15/2017	51,000	51,317

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Information Technology — continued
Intel Callable 11/19/2045 @ $100 4.100%, 05/19/2046	$20,000	$21,530
International Business Machines 1.800%, 05/17/2019	100,000	101,825
Micron Technology Callable 05/01/2020 @ $103 5.625%, 01/15/2026 (A)	30,000	26,625
Microsoft 1.300%, 11/03/2018	22,000	22,161
Oracle 2.800%, 07/08/2021	43,000	45,245
Oracle Callable 11/15/2034 @ $100 3.900%, 05/15/2035	9,000	9,348
Callable 01/15/2036 @ $100 3.850%, 07/15/2036	28,000	28,763
Callable 04/15/2026 @ $100 2.650%, 07/15/2026	26,000	26,126
Callable 08/01/2021 @ $100 1.900%, 09/15/2021	35,000	35,111
Plantronics Callable 05/15/2018 @ $104 5.500%, 05/31/2023 (A)	50,000	50,625
Rackspace Hosting Callable 01/15/2019 @ $105 6.500%, 01/15/2024 (A)	50,000	51,625
Visa Callable 09/14/2025 @ $100 3.150%, 12/14/2025	52,000	55,849
Western Digital Callable 04/01/2019 @ $108 10.500%, 04/01/2024 (A)	20,000	22,525

		1,475,042

Materials — 1.1%
A Schulman Callable 06/01/2018 @ $105 6.875%, 06/01/2023 (A)	45,000	45,675
Airgas Callable 07/01/2020 @ $100 3.050%, 08/01/2020	17,000	17,678
AK Steel Callable 07/15/2019 @ $104 7.500%, 07/15/2023	75,000	79,125
Aleris International Callable 04/01/2018 @ $105 9.500%, 04/01/2021 (A)	50,000	53,000

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Materials — continued
ArcelorMittal 7.250%, 02/25/2022	$100,000	$109,500
Brambles USA Callable 07/25/2025 @ $100 4.125%, 10/23/2025 (A)	17,000	18,499
Clearwater Paper Callable 02/01/2018 @ $102 4.500%, 02/01/2023	50,000	48,875
Crown Cork & Seal 7.375%, 12/15/2026	50,000	55,625
Domtar Callable 08/15/2043 @ $100 6.750%, 02/15/2044	37,000	42,103
Eco Services Operations Callable 11/01/2017 @ $104 8.500%, 11/01/2022 (A)	20,000	20,688
FMG Resources August 2006 Pty Callable 03/01/2018 @ $110 9.750%, 03/01/2022 (A)	60,000	67,199
Georgia-Pacific 5.400%, 11/01/2020 (A)	38,000	43,094
Georgia-Pacific Callable 04/15/2023 @ $100 3.734%, 07/15/2023 (A)	68,000	73,601
Callable 12/01/2024 @ $100 3.600%, 03/01/2025 (A)	76,000	81,952
Goldcorp Callable 12/09/2043 @ $100 5.450%, 06/09/2044	29,000	31,069
Lubrizol 6.500%, 10/01/2034	18,000	24,710
Novelis Callable 09/06/2016 @ $104 8.750%, 12/15/2020	25,000	26,063
Owens-Brockway Glass Container 5.375%, 01/15/2025 (A)	50,000	51,813
Steel Dynamics Callable 10/01/2017 @ $103 5.125%, 10/01/2021	50,000	52,000
SunCoke Energy Partners Callable 09/06/2016 @ $106 7.375%, 02/01/2020	25,000	21,250
Unifrax I Callable 09/06/2016 @ $102 7.500%, 02/15/2019 (A)	11,000	9,873

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Materials — continued
United States Steel Callable 07/01/2018 @ $106 8.375%, 07/01/2021 (A)	$60,000	$65,475

		1,038,867

Telecommunication Services — 0.8%
AT&T Callable 11/15/2045 @ $100 4.750%, 05/15/2046	75,000	79,421
Callable 11/15/2034 @ $100 4.500%, 05/15/2035	38,000	40,113
Callable 12/15/2044 @ $100 4.350%, 06/15/2045	37,000	37,049
AT&T 5.800%, 02/15/2019	102,000	112,852
Block Communications Callable 09/06/2016 @ $104 7.250%, 02/01/2020 (A)	21,000	21,315
CenturyLink Callable 01/01/2024 @ $100 7.500%, 04/01/2024	30,000	32,025
Callable 01/01/2025 @ $100 5.625%, 04/01/2025	15,000	14,218
Cogent Communications Group Callable 12/01/2021 @ $100 5.375%, 03/01/2022 (A)	50,000	51,250
Frontier Communications Callable 06/15/2025 @ $100 11.000%, 09/15/2025	105,000	112,088
Intelsat Jackson Holdings Callable 09/06/2016 @ $102 7.250%, 04/01/2019	50,000	37,375
Sprint 7.250%, 09/15/2021	90,000	83,981
Sprint Communications 9.000%, 11/15/2018 (A)	50,000	54,188
T-Mobile USA Callable 08/15/2016 @ $103 6.542%, 04/28/2020	30,000	30,975
Verizon Communications Callable 05/01/2034 @ $100 4.400%, 11/01/2034	6,000	6,357
Verizon Communications 6.400%, 09/15/2033	10,000	12,967
4.862%, 08/21/2046	38,000	42,652
4.672%, 03/15/2055	34,000	35,314
4.522%, 09/15/2048	61,000	65,098

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Telecommunication Services — continued
Zayo Group Callable 05/15/2020 @ $103 6.375%, 05/15/2025	$20,000	$20,925

		890,163

Utilities — 0.9%
AES Callable 03/15/2019 @ $103 5.500%, 03/15/2024	85,000	87,869
Arizona Public Service Callable 12/15/2019 @ $100 2.200%, 01/15/2020	10,000	10,217
Dominion Gas Holdings Callable 05/01/2043 @ $100 4.800%, 11/01/2043	29,000	32,133
Dominion Resources 2.962%, 07/01/2019	8,000	8,210
Dominion Resources Callable 10/01/2024 @ $100 5.750%, 10/01/2054 (B)	32,000	32,880
Duke Energy Progress Callable 02/15/2022 @ $100 2.800%, 05/15/2022	26,000	27,460
Dynegy Callable 11/01/2018 @ $104 7.375%, 11/01/2022	75,000	73,500
Entergy Arkansas Callable 12/15/2024 @ $100 4.950%, 12/15/2044	20,000	21,261
Callable 01/01/2026 @ $100 3.500%, 04/01/2026	11,000	12,079
Entergy Louisiana Callable 01/15/2025 @ $100 4.950%, 01/15/2045	1,000	1,073
Exelon Callable 12/15/2044 @ $100 5.100%, 06/15/2045	2,000	2,408
Exelon Generation Callable 12/15/2019 @ $100 2.950%, 01/15/2020	18,000	18,508
FirstEnergy 7.375%, 11/15/2031	53,000	68,410
Hydro-Quebec 1.375%, 06/19/2017	69,000	69,307
Louisville Gas & Electric Callable 04/01/2045 @ $100 4.375%, 10/01/2045	9,000	10,723

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

Utilities — continued
NRG Energy Callable 07/15/2018 @ $103 6.250%, 07/15/2022	$	35,000	$35,175
South Carolina Electric & Gas Callable 12/01/2064 @ $100 5.100%, 06/01/2065		12,000	14,379
Southern 1.300%, 08/15/2017		136,000	136,247
Talen Energy Supply Callable 09/06/2016 @ $103 4.625%, 07/15/2019 (A)		25,000	23,688
TerraForm Power Operating Callable 02/01/2018 @ $104 5.875%, 02/01/2023 (A)		35,000	35,131
Trans-Allegheny Interstate Line Callable 03/01/2025 @ $100 3.850%, 06/01/2025 (A)		14,000	14,914
Union Electric Callable 10/15/2044 @ $100 3.650%, 04/15/2045		8,000	8,475

			744,047

TOTAL CORPORATE OBLIGATIONS (Cost $14,738,199)			15,258,637

SOVEREIGN DEBT — 8.9%
Austria Government Bond 4.850%, 03/15/2026 (A)	EUR	55,000	90,678
3.150%, 06/20/2044 (A)	EUR	5,000	9,236
Belgium Government Bond 5.000%, 03/28/2035 (A)	EUR	40,000	80,510
4.500%, 03/28/2026 (A)	EUR	43,000	69,018
4.250%, 03/28/2041 (A)	EUR	10,000	20,180
3.750%, 06/22/2045	EUR	12,000	23,610
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	1,900,000	547,809
10.000%, 01/01/2019	BRL	1,800,000	530,477
10.000%, 01/01/2025	BRL	1,950,000	545,201
10.000%, 01/01/2027	BRL	1,950,000	537,662
Bundesrepublik Deutschland 0.500%, 02/15/2026	EUR	90,000	107,169
1.000%, 08/15/2025	EUR	72,000	89,609
3.250%, 07/04/2042	EUR	69,000	134,161
4.750%, 07/04/2040	EUR	19,000	43,460
Canadian Government Bond 5.750%, 06/01/2033	CAD	72,000	89,632
France Government Bond OAT 4.500%, 04/25/2041	EUR	45,000	93,281
4.000%, 10/25/2038	EUR	17,000	32,071

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value

Indonesia Treasury Bond 8.375%, 09/15/2026	IDR	2,100,000,000	$177,158
10.500%, 08/15/2030	IDR	1,690,000,000	163,248
8.375%, 03/15/2024	IDR	2,100,000,000	173,951
Ireland Government Bond 5.400%, 03/13/2025	EUR	24,000	38,332
2.000%, 02/18/2045	EUR	11,000	14,959
Italy Buoni Poliennali Del Tesoro 7.250%, 11/01/2026	EUR	22,000	38,936
5.000%, 09/01/2040	EUR	20,000	35,012
Japan Government Five Year Bond 0.100%, 12/20/2020	JPY	11,000,000	109,492
0.200%, 09/20/2018	JPY	10,600,000	104,915
0.100%, 12/20/2019	JPY	11,600,000	115,083
0.100%, 09/20/2020	JPY	11,000,000	109,386
Japan Government Ten Year Bond 1.700%, 09/20/2017	JPY	10,900,000	109,246
1.400%, 03/20/2018	JPY	17,100,000	172,095
1.700%, 03/20/2018	JPY	17,000,000	171,908
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	17,051
Japan Government Twenty Year Bond 1.000%, 12/20/2035	JPY	6,100,000	69,089
1.200%, 09/20/2035	JPY	4,100,000	47,910
Japan Government Two Year Bond 0.100%, 06/15/2017	JPY	11,100,000	109,192
0.100%, 10/15/2017	JPY	6,500,000	64,001
0.100%, 01/15/2018	JPY	10,900,000	107,404
Mexico Government International Bond 3.500%, 01/21/2021		120,000	127,200
4.750%, 03/08/2044		224,000	239,680
4.125%, 01/21/2026		200,000	217,200
Panama Government International Bond 6.700%, 01/26/2036		220,000	297,825
5.200%, 01/30/2020		230,000	253,460
Peru Government Bond 8.200%, 08/12/2026	PEN	1,450,000	512,624
6.950%, 08/12/2031	PEN	1,550,000	504,842
6.900%, 08/12/2037	PEN	1,600,000	515,413
Poland Government International Bond 3.250%, 04/06/2026		230,000	241,215
3.000%, 03/17/2023		230,000	239,775
Spain Government Bond 4.700%, 07/30/2041 (A)	EUR	45,000	78,143
4.900%, 07/30/2040 (A)	EUR	10,000	17,687
5.900%, 07/30/2026 (A)	EUR	16,000	26,075
5.150%, 10/31/2044 (A)	EUR	8,000	14,962

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)/Shares		Value

Sweden Government Bond 3.500%, 03/30/2039	SEK	105,000	$18,628
1.000%, 11/12/2026	SEK	90,000	11,479
United Kingdom Gilt 4.500%, 09/07/2034	GBP	29,000	57,832
4.500%, 12/07/2042	GBP	35,000	76,112
5.000%, 03/07/2025	GBP	20,000	36,232
4.250%, 03/07/2036	GBP	21,000	41,332
4.250%, 09/07/2039	GBP	20,000	40,529

TOTAL SOVEREIGN DEBT (Cost $8,399,221)			8,560,377

EXCHANGE TRADED FUNDS — 8.7%
United States — 8.7%
Credit Suisse Floating Rate High Income Fund, Cl I		347,377	2,323,955
Lazard Global Listed Infrastructure Portfolio, Cl I		130,216	1,842,554
Nuveen Symphony Floating Rate Income Fund, Cl I		118,379	2,317,861
PowerShares Global Listed Private Equity Portfolio		178,800	1,907,796

TOTAL EXCHANGE TRADED FUNDS (Cost $8,072,136)			8,392,166

PREFERRED STOCK — 0.0%
Brazil — 0.0%
Braskem 0.000%,		600	3,450

Germany — 0.0%
Henkel & KGaA 0.000%,		6	747

TOTAL PREFERRED STOCK (Cost $4,518)			4,197

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority 1.750%, 10/15/2018	$	23,000	23,481

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $23,396)			23,481

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bill 0.574%, 03/30/2017 (C)		2,920,000	2,912,072
U.S. Treasury Bond 3.000%, 11/15/2045		59,000	69,447
2.500%, 02/15/2046		39,000	41,594
2.500%, 05/15/2046		230,000	245,839

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value

U.S. Treasury Note 2.250%, 07/31/2021	$14,000	$14,815
2.125%, 06/30/2022	137,000	144,455
2.125%, 09/30/2021	70,000	73,678
2.125%, 12/31/2021	58,000	61,097
2.000%, 10/31/2021	58,000	60,698
1.750%, 02/28/2022	79,000	81,648
1.625%, 07/31/2020	140,000	143,784
1.625%, 05/31/2023	20,000	20,452
1.625%, 05/15/2026	85,000	86,272
1.625%, 02/15/2026	179,000	181,652
1.625%, 06/30/2020	49,000	50,317
1.125%, 02/28/2021	4,000	4,023
0.750%, 07/15/2019	120,000	119,967
0.625%, 10/15/2016	175,000	175,124

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,449,695)		4,486,934

TOTAL INVESTMENTS — 66.5% (Cost $62,099,520) †		$64,308,697

Percentages are based on Net Assets of $96,634,469.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2016 was $5,047,685 and represents 5.22% of Net Assets.
(B)	Floating rate security — Rate disclosed is the rate in effect on July 31, 2016.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

IDR — Indonesian Rupiah

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PEN — Peruvian Sol

S&P — Standard & Poor’s

SEK — Swedish Krona

†	At July 31, 2016, the tax basis cost of the Fund’s investment was $62,099,520, and the unrealized appreciation and depreciation were $2,631,917 and ($422,740) respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
BP Currency	(24)	Sep-2016	$181,141
C$ Currency	(1)	Sep-2016	281
CHF Currency	(7)	Sep-2016	10,981
DJ Euro Stoxx 50 Index	112	Sep-2016	214,260
Euro	(25)	Sep-2016	56,866
FTSE 100 Index	(22)	Sep-2016	(185,697)
JPY Yen Currency	(104)	Sep-2016	(362,008)
MEX Bolsa Index	225	Sep-2016	161,118
MINI MSCI EAFE	(33)	Sep-2016	(105,057)
Russell 1000 Value Index	72	Sep-2016	176,087
Russell 2000 Index E-MINI	74	Sep-2016	424,509
S&P 500 Index E-MINI	282	Aug-2016	17,653
S&P 500 Index E-MINI	(25)	Sep-2016	(85,319)
Topix Index	63	Sep-2016	226,143
U.S. 2-Year Treasury Note	(4)	Sep-2016	(4,822)
U.S. 5-Year Treasury Note	(11)	Sep-2016	(23,056)
U.S. Long Treasury Bond	(10)	Sep-2016	(122,274)

			$580,806

For the period ended July 31, 2016, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

The following table summarizes the inputs used as of July 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$40,632	$—	$—	$40,632
Belgium	134,873	—	—	134,873
Bermuda	269,785	—	—	269,785
Brazil	23,336	—	—	23,336
Canada	270,589	—	—	270,589
Denmark	180,862	—	—	180,862
Finland	199,600	—	—	199,600
France	1,237,966	—	—	1,237,966
Germany	1,054,631	—	—	1,054,631
Hong Kong	208,102	—	—	208,102
Ireland	13,697	—	—	13,697
Italy	133,286	—	—	133,286
Japan	12,240,497	—	—	12,240,497
Luxembourg	66,328	—	—	66,328
Malaysia	170,346	—	—	170,346
Netherlands	429,606	—	—	429,606
Norway	144,598	—	—	144,598
Portugal	41,668	—	—	41,668
Puerto Rico	40,765	—	—	40,765
South Africa	37,438	—	—	37,438
South Korea	94,507	—	—	94,507
Spain	510,055	—	—	510,055
Sweden	315,208	—	—	315,208
Switzerland	1,004,279	—	—	1,004,279
Taiwan	115,257	—	—	115,257
United Kingdom	2,042,861	—	—	2,042,861
United States	6,562,133	—	—	6,562,133

Total Common Stock	27,582,905	—	—	27,582,905

Corporate Obligations	—	15,258,637	—	15,258,637
Sovereign Debt	—	8,560,377	—	8,560,377
Exchange Traded Funds	8,392,166	—	—	8,392,166
Preferred Stock	4,197	—	—	4,197
U.S. Government Agency Obligation	—	23,481	—	23,481
U.S. Treasury Obligations	—	4,486,934	—	4,486,934

Total Investments in Securities	$35,979,268	$28,329,429	$—	$64,308,697

THE ADVISORS’ INNER CIRCLE FUND III	PineBridge Dynamic
Asset Allocation Fund
July 31, 2016 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,469,039	$—	$—	$1,469,039
Unrealized Depreciation	(888,233)	—	—	(888,233)

Total Investments in Securities	$580,806	$—	$—	$580,806

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

PBI-QH-001-0100

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016